Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 0.4	$ 0.7